Label	Element	Value
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 593
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	51,196
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	435,149
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	511,015
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(75,866)
Accumulated other comprehensive income (loss) [Member]
Equity	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(1,162,684)
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(74,941)
Additional paid in capital [Member]
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	593
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	50,030
Equity	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	3,561,914
Noncontrolling interest increase from sale of parent equity interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	1,694
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	(36,478)
Common Stock, No par value [Member]
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 1,166
Shares from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	1,048,650
Noncontrolling interests not subject to put provisions [Member]
Minority interest decrease from distributions to noncontrolling interest holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	$ (28,976)
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	59,774
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	60,699
Equity	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	609,922
Noncontrolling interest increase from sale of parent equity interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	(5,934)
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(925)
Total FMC-AG and Co. KGaA [Member]
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	593
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	51,196
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	375,375
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	450,316
Equity	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	9,572,449
Noncontrolling interest increase from sale of parent equity interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	1,694
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(74,941)
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	(36,478)
Dividends paid	us-gaap_Dividends	263,244
Retained earnings [Member]
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	450,316
Equity	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	7,291,852
Dividends paid	us-gaap_Dividends	$ 263,244
Treasury Stock Equity [Member]
Shares issued	us-gaap_SharesIssued	(7,548,951)
Equity	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ (505,014)